Interest in subsidiary	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Interest in subsidiary

10.              Interest in subsidiary

The following table presents the financial position of the Company’s 60% owned subsidiary, Bisha Mining Share Company (“BMSC”), as at September 30, 2018 and December 31, 2017. The information is presented on a 100% basis. As at September 30, 2018, BMSC holds cash and cash equivalents of $23,051 (December 31, 2017 – $22,128).

	September 30, 2018	December 31, 2017
Current assets	$143,078	$123,174
Non-current assets	312,043	349,237
Current liabilities	(55,282)	(50,731)
Non-current liabilities	(70,018)	(66,663)
Net assets	$329,821	$355,017
Net assets attributable to non-controlling interest	$131,930	$142,008

The following table presents the financial results of BMSC for the three and nine months ended September 30, 2018 and 2017, respectively:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Revenues	$71,608	$71,036	$254,764	$208,774
Net income (loss) and comprehensive income (loss)	(3,001)	7,936	9,805	(51,791)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	(1,200)	3,175	3,922	(20,717)

The following table presents the summary cash flow information of BMSC for the three and nine months ended September 30, 2018 and 2017, respectively:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash provided by operating activities	$4,596	$19,050	$64,049	$40,662
Net cash used in investing activities	(17,218)	(8,758)	(28,126)	(14,059)
Net cash used in financing activities	-	(10,000)	(35,000)	(20,000)
Increase (decrease) in cash and cash equivalents	$(12,622)	$292	$923	$6,603

The following table presents the financial position of the Company’s subsidiary, Rakita Exploration doo (“Rakita”), which holds the Timok Project, as at September 30, 2018 and December 31, 2017. The information is presented on a 100% basis.

	September 30, 2018	December 31, 2017
Current assets	$5,175	$2,954
Non-current assets	536,803	510,341
Current liabilities	(9,524)	(6,487)
Non-current liabilities	(83,570)	(51,555)
Net assets	448,884	455,253
Net assets attributable to non-controlling interest	$7,812	$7,339

The following table presents the financial results of Rakita for the three and nine months ended September 30, 2018 and 2017, respectively:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss and comprehensive loss	$(3,202)	$(9,957)	$(8,790)	$(32,369)
Net loss and comprehensive loss attributable to non-controlling interest	(4)	(4,517)	(473)	(13,212)

The following table presents the summary cash flow information of Rakita for the three and nine months ended
September 30, 2018 and 2017, respectively.

	Three months ended September 30,		Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash used in operating activities	$(3,568)	$(9,718)	$(11,518)	$(32,130)
Net cash used in investing activities	(6,014)	(1,161)	(17,955)	(3,131)
Net cash provided by financing activities	6,234	9,600	31,195	30,000
Decrease in cash and cash equivalents	$(3,348)	$(1,279)	$1,722	$(5,261)